Cover	Jun. 17, 2025
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Emerging Growth Company	false
Document Period End Date	Jun. 17, 2025
Entity File Number	000-27205
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	56-2132396
Entity Address Address Line 1	518 West C Street
Entity Address City Or Town	Newton
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28658
City Area Code	828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	464-5620